CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Aug. 30, 2012
Current assets:
Cash and equivalents	$ 544,311,000	$ 130,928,000	$ 98,531,000
Receivables, net	106,148,000	97,108,000
Deferred tax asset	110,097,000
Other current assets	80,824,000	70,627,000
Total current assets	841,380,000	298,663,000
Property, net	1,179,754,000	1,147,959,000
Intangible assets, net	234,319,000	243,180,000
Goodwill	2,291,943,000	2,251,296,000	2,172,272,000
Deferred tax asset	96,824,000
Other long-term assets	402,504,000	332,740,000
Total assets	5,046,724,000	4,273,838,000
Current liabilities:
Accounts payable	268,163,000	226,220,000
Accrued expenses and other liabilities	170,920,000	155,286,000
Deferred revenues and income	202,833,000	171,122,000
Current maturities of corporate borrowings and capital and financing lease obligations	16,080,000	14,280,000
Total current liabilities	657,996,000	566,908,000
Corporate borrowings	2,069,672,000	2,070,671,000
Capital and financing lease obligations	109,258,000	116,369,000
Exhibitor services agreement	329,913,000	318,154,000
Deferred tax liability		47,433,000
Other long-term liabilities	370,946,000	385,718,000
Total liabilities	3,537,785,000	3,505,253,000
Stockholder's equity	1,508,939,000	768,585,000
Total liabilities and stockholder's equity	5,046,724,000	4,273,838,000
Reportable Entity | AMCE
Current assets:
Cash and equivalents	485,000	308,000	291,000
Receivables, net	(10,000)	20,000
Total current assets	475,000	328,000
Investment in equity of subsidiaries	1,617,629,000	888,865,000
Intercompany advances	1,953,778,000	1,958,022,000
Other long-term assets	7,841,000	59,000
Total assets	3,579,723,000	2,847,274,000
Current liabilities:
Accrued expenses and other liabilities	306,000	14,000
Current maturities of corporate borrowings and capital and financing lease obligations	7,750,000	8,004,000
Total current liabilities	8,056,000	8,018,000
Corporate borrowings	2,062,728,000	2,070,671,000
Total liabilities	2,070,784,000	2,078,689,000
Stockholder's equity	1,508,939,000	768,585,000
Total liabilities and stockholder's equity	3,579,723,000	2,847,274,000
Reportable Entity | Subsidiary Guarantors
Current assets:
Cash and equivalents	501,989,000	89,168,000	55,326,000
Receivables, net	106,096,000	97,004,000
Deferred tax asset	110,097,000
Other current assets	79,433,000	69,150,000
Total current assets	797,615,000	255,322,000
Investment in equity of subsidiaries	18,903,000	16,980,000
Property, net	1,179,666,000	1,147,874,000
Intangible assets, net	234,319,000	243,180,000
Intercompany advances	(1,953,145,000)	(1,958,901,000)
Goodwill	2,291,943,000	2,251,296,000
Deferred tax asset	96,824,000
Other long-term assets	394,031,000	332,199,000
Total assets	3,060,156,000	2,287,950,000
Current liabilities:
Accounts payable	267,675,000	225,754,000
Accrued expenses and other liabilities	170,676,000	154,903,000
Deferred revenues and income	202,833,000	171,105,000
Current maturities of corporate borrowings and capital and financing lease obligations	8,330,000	6,276,000
Total current liabilities	649,514,000	558,038,000
Corporate borrowings	6,944,000
Capital and financing lease obligations	109,258,000	116,369,000
Exhibitor services agreement	329,913,000	318,154,000
Deferred tax liability		47,433,000
Other long-term liabilities	346,898,000	359,091,000
Total liabilities	1,442,527,000	1,399,085,000
Stockholder's equity	1,617,629,000	888,865,000
Total liabilities and stockholder's equity	3,060,156,000	2,287,950,000
Reportable Entity | Subsidiary Non-Guarantors
Current assets:
Cash and equivalents	41,837,000	41,452,000	42,914,000
Receivables, net	62,000	84,000
Other current assets	1,391,000	1,477,000
Total current assets	43,290,000	43,013,000
Property, net	88,000	85,000
Intercompany advances	(633,000)	879,000
Other long-term assets	632,000	482,000
Total assets	43,377,000	44,459,000
Current liabilities:
Accounts payable	488,000	466,000
Accrued expenses and other liabilities	(62,000)	369,000
Deferred revenues and income		17,000
Total current liabilities	426,000	852,000
Other long-term liabilities	24,048,000	26,627,000
Total liabilities	24,474,000	27,479,000
Stockholder's equity	18,903,000	16,980,000
Total liabilities and stockholder's equity	43,377,000	44,459,000
Consolidating Adjustments
Current assets:
Investment in equity of subsidiaries	(1,636,532,000)	(905,845,000)
Total assets	(1,636,532,000)	(905,845,000)
Current liabilities:
Stockholder's equity	(1,636,532,000)	(905,845,000)
Total liabilities and stockholder's equity	$ (1,636,532,000)	$ (905,845,000)